Cash, Cash Equivalents, and Restricted Cash - Schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 35,389	$ 28,565		$ 4,818
Restricted cash	37,224	130		116
Cash, cash equivalents, and restricted cash	$ 72,613	$ 28,695	$ 4,541	$ 4,934	$ 5,855